Segment and geographic information - Major components of Income (loss) before income taxes in "Other" (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022		Sep. 30, 2021
Segment Reporting Information [Line Items]
Total		¥ 33,299	¥ 16,599	¥ 47,881		¥ 91,761
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Net gain (loss) related to economic hedging transactions		98	(3,825)	(9,709)		(381)
Realized gain on investments in equity securities held for operating purposes		55	23	295		196
Equity in earnings of affiliates		9,114	5,571	26,107		15,188
Corporate items		4,513	(45,566)	(1,475)	[1]	(54,838)	[1]
Other	[2]	(11,708)	3,414	(17,038)	[3]	39,036	[3]
Total		¥ 2,072	¥ (40,383)	¥ (1,820)		¥ (799)

[1]	The loss before income taxes for the six months ended September 30, 2021 includes losses of approximately ¥40 billion related to legacy transactions.
[2]	Includes the impact of Nomura’s own creditworthiness.
[3]	The income before income taxes for the six months ended September 30, 2021 includes a gain of ¥36,249 million from the sale of Nomura Research Institute, Ltd. ordinary shares.